Commitments and contingent liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Commitments and contingent liabilities
Construction in Xinxing, Guangdong, PRC	$ 87	$ 1,015
Total construction cost	$ 87	$ 1,015